Commitments and Contingencies	12 Months Ended
Mar. 31, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 16 — COMMITMENTS AND CONTINGENCIES

Commitments and contingencies consist of the following:

	As of March 31, 2023	As of March 31, 2022
	(US$)	(US$)
Commitment for capital investment in Sri Sai	$7,500,000	-
Other capital commitment	1,411,022	-
Financially support the investment in research organizations – GHSI	$-	730,000
	8,911,022	730,000

Upon modification, the Company has acquired 51% Sri Sai for a consideration of $10 million, out of which, $7.5 million would be payable in phases as capital investment in Sri Sai.

The Board has deconsolidated GHSI from March 1, 2023. Accordingly, for the year ending March 31, 2023, the commitment to invest in GHSI is no longer payable for the Company. For the year ending March 31, 2022, in pursuant to the earlier share purchase agreement of GHSI dated October 30, 2021, the company had committed to invest an aggregate of USD 800,000; out of which, USD 70,000 was paid against 75% shareholding and the balance is payable as required by the research organization. This as of March 31, 2023 is no longer payable and under our commitment.